Fair Value Measurements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of long-lived assets		¥ 3,356
Long-lived assets, fair value amount		1,103
Impairment losses for property and equipment	2,253	2,253
Carrying value of indefinite lived intangible assets		31,583
Impairment losses for identifiable intangible assets	1,900	1,900
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, fair value amount		1,103
Carrying value of indefinite lived intangible assets		¥ 31,583